Commitments and Contingencies - Summary of Lease Commitment under Operating Leases (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [line items]
Operating lease commitments	€ 19,393	€ 6,345
Within 1 year [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	2,951	1,608
Within 1 to 5 years [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	12,485	4,309
After 5 years [member]
Disclosure of commitments and contingencies [line items]
Operating lease commitments	€ 3,957	€ 428